Supplementary information on oil and gas activities (unaudited) - Summary of capitalized costs (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Argentina [Member]
Disclosure Of Capitalized Costs [Line Items]
Impairment loss	$ 1,679
Mexico [Member]
Disclosure Of Capitalized Costs [Line Items]
Impairment loss	$ 22,906